Other financial information (Details) - EUR (€) € in Thousands		6 Months Ended
	Jun. 26, 2023	Jun. 30, 2023	Apr. 30, 2021
Other financial information [line items]
Total commitments given		€ 223,202
Agreements concerning the provision of facilities		228
Total commitments received		228
Contract CRO with Pharmaceutical Research Associates B.V.
Other financial information [line items]
Total commitments given		156,400
Amount committed to pay			€ 8,800
CRO
Other financial information [line items]
Total commitments given		181,372
CMO
Other financial information [line items]
Total commitments given		5,176
Lease
Other financial information [line items]
Total commitments given		9,648
Other
Other financial information [line items]
Total commitments given		27,007
Pharmaceutical Research Associates
Other financial information [line items]
Total commitments given	€ 207,000	207,000
Commitment contractual period	7 years
Bonus or malus capped amount	€ 2,400	€ 2,400
Amended previous commitment contractual amount	223,800
Amended previous commitment bonus or malus capped amount	€ 3,400